Submission	Dec. 30, 2025
Submission [Line Items]
Central Index Key	0000932781
Registrant Name	First Community Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A